TAXATION (Details 2) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
TAXATION
Allowance for doubtful accounts	$ 0	$ 18,213
Impairment expenses	4,186	4,255
Deferred tax assets, gross	4,186	22,468
Less: Valuation allowance	(4,186)	(22,468)
Deferred tax assets, net	$ 0	$ 0